Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Payments of Stock Issuance Costs	$ 0	$ 0	$ 0	$ 4,830